Fixed Assets	6 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 2 – Fixed Assets

Fixed assets are recorded at cost and, once placed in service, are depreciated on the straight-line method over the estimated useful lives. Fixed assets consist of the following:

	Estimated	As of December 31,	As of June 30,
	Useful Lives in years	2015	2015

Office equipment and furniture	3 - 5	$108,000	$-
Lab equipment	3 - 5	90,000	90,000
Leasehold improvements	3	18,000	-
Manufacturing equipment	5	7,000	-
Less accumulated depreciation and amortization		(79,000)	(60,000)

Fixed assets, net		$144,000	$30,000